Payments, by Category - ARS ($) $ in Thousands		Taxes	Fees	Total Payments
Total	[1],[2]	$ 5,407,998	$ 28,367	$ 5,436,365

[1]
(1) All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2023, the official nominal exchange rate for pesos into U.S. dollars was Ps. 808.4833 per US$1.00 and as of September 24, 2024 the official nominal exchange rate for pesos into U.S. dollars was Ps. 966.7500 per US$1.00.

[2]
(1) All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2023, the official nominal exchange rate for pesos into U.S. dollars was Ps. 808.4833 per US$1.00 and as of September 24, 2024 the official nominal exchange rate for pesos into U.S. dollars was Ps. 966.7500 per US$1.00.